Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill [Roll Forward]
Schedule of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2018 were as follows:

Amounts
RMB
Balance as of December 31, 2016	15,903,677
Disposal of subsidiaries	(39,022)
Balance as of December 31, 2017	15,864,655
Addition	9,565
Balance as of December 31, 2018	15,874,220